Share-Based Compensation - Schedule of RSU Share-Based Payment Award Activity (Details) - Unvested restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of RSUs
Outstanding at beginning of period (in shares)	45	0
Granted (in shares)	50,096	177
Vested (in shares)	(20,915)	(132)
Cancelled (in shares)	(29,226)
Outstanding at end of period (in shares)	0	45
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 13.55
Granted (in dollars per share)	1.74	$ 13.55
Vested (in dollars per share)	1.77	13.55
Cancelled (in dollars per share)	$ 1.74
Outstanding at end of period (in dollars per share)		$ 13.55